Note 43 - Insurance and reinsurance contracts income and expenses - Other operating income and expenses on insurance and reinsurance contracts (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Insurance and Reinsurance Contracts Income and Expenses
Income on insurance and reinsurance contracts (Income Statement)	€ 2,949	€ 3,342	€ 3,652
Expenses on insurance and reinsurance contracts (Income Statement)	(1,894)	(2,272)	(2,545)
Total Net Income Arising from Insurance and Reinsurance Contracts	€ 1,055	€ 1,069	€ 1,107